As filed with the Securities and Exchange Commission on June 30, 1997

                   Securities Act Registration No. 333-21089
               Investment Company Act Registration No. 811-08043

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. __

                                      and

                    THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 1
          ___________________________________________________________

                      Berkshire Capital Investment Trust
              (Exact Name of Registrant as Specified in Charter)

                             475 Milan Drive, #103
                            San Jose, CA 95134-2453
                   (Address of Principal Executive Offices)

                                (408) 526-0707
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                              1209 Orange Street
                              Wilmington, DE 19801
                    (Name and Address of Agent for Service)

          ___________________________________________________________

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after the Registration Statement becomes effective.


       Calculation of Registration Fee Under the Securities Act of 1933
_____________________________________________________________________________

                                      Proposed       Proposed
                                       Maximum        Maximum      Amount of
Title of Securities   Amount Being  Offering Price   Aggregate    Registration
 Being Registered      Registered      Per Unit    Offering Price     Fee

_____________________________________________________________________________

 Berkshire Capital    *Indefinite      $10.00       *Indefinite      *$500
Growth & Value Fund

_____________________________________________________________________________

*Registrant hereby elects to register pursuant to Rule 24f-2 under the Investment Company Act of 1940 an indefinite number of shares of Berkshire Capital Growth & Value Fund, a series of Berkshire Capital Investment Trust. Pursuant to Rule 24f-2, the registration fee payable with respect to such election is $500.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(a) may determine.


                             CROSS REFERENCE SHEET


INFORMATION REQUIRED                                 CAPTIONS IN FILING
---------------------                                -------------------
Part A:  IN PROSPECTUS
Item 1.  Cover Page                                  Cover Page
Item 2.  Synopsis                                    Fund Expenses
Item 3.  Condensed Financial Information             Fund Expenses
Item 4.  General Description of Registrant           The Fund
Item 5.  Management of the Fund                      Shareholders Meetings
Item 6.  Capital Stock and other Securities          Organization and Capital
         Structure
Item 7.  Purchase of Securities being                Purchase of Shares and
         Offered                                     Reinvestment
Item 8.  Redemption or Repurchase                    Redemption of Shares
Item 9.  Legal Proceedings                           Litigation


Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                                  Cover Page
Item 11. Table of Contents                           Table of Contents
Item 12. General Information and History             The Fund
Item 13. Investment Objectives and Policies          Investment Objective
Item 14. Management of the Registrant                Management of the Fund
Item 15. Control Persons and Principal               Not Applicable
         Holders of Securities
Item 16. Investment Advisory and Other               Investment Adviser
         Services
Item 17. Brokerage Allocation                        Brokerage
Item 18. Capital Stock and Other Securities          Organization and Capital
         Structure
Item 19. Purchase, Redemption and Pricing of         Purchase of Shares and
         Securities Being Offered                    Reinvestment
Item 19. Purchase, Redemption and Pricing of         Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption and Pricing of         Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                                  Tax Status
Item 21. Underwriters                                Not Applicable
Item 22. Calculation of Yield Quotations             Not Applicable
         of Money Market Funds
Item 23. Financial Statements                        Financial Statements


Part C: OTHER INFORMATION
Item 24. Financial Statements and Exhibits           Financial Statements and
         Exhibits
Item 25. Persons Controlled by/or under              Control Persons
         Common Control
Item 26. Number of Holders of Securities             Number of Shareholders
Item 27. Indemnifications                            Indemnification
Item 28. Business and Other Connections              Activities of Investment
         of Adviser                                  Adviser
Item 29. Principal Underwriters                      Principal Underwriter
Item 30. Location of Accounts and Records            Location of Accounts and
         Records
Item 31. Management Services                         Not Applicable
Item 32. Undertakings                                Undertakings

                     BERKSHIRE CAPITAL GROWTH & VALUE FUND
                             475 Milan Drive, #103
                        San Jose, California 95134-2453
                                (408) 526-0707




PROSPECTUS                                                        July 1, 1997


THE FUND AND INVESTMENT OBJECTIVE
Berkshire Capital Growth & Value Fund (the "Fund") is a non-diversified series of the Berkshire Capital Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized in Delaware as a business trust and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust, which series has been designated as the Berkshire Capital Growth & Value Fund. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities. The Fund seeks to accomplish its objective by investing primarily in equities of growth companies in sectors offering the potential for above average returns and/or those companies which the Fund's adviser believes to be undervalued at their current market price, resulting in the potential for capital appreciation. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income.

FUND SHARE PURCHASE
Capital shares of the Fund may be purchased directly at net asset value as next determined after receipt of order. The Board of Trustees has established $5,000 as the minimum initial purchase unless investing through the vehicle of an Individual Retirement Account ("IRA"), in which case the minimum initial investment is $2,000. Subsequent investments in the Fund must be at least $500, or $200 for an IRA. Please see "Purchase of Shares and Reinvestment" in this Prospectus for more information.

ADDITIONAL INFORMATION
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated July 1, 1997 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.




 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES
Set forth below is a table containing information regarding the annual expenses which may be incurred by the Fund. The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear directly or indirectly.


                       Shareholder Transaction Expenses:

             Sales Load Imposed on Purchases               None
             Sales Load Imposed on Reinvested Dividends    None
             Redemption Fees                               $10
             Exchange Fees                                 None
             IRA Trustee Fees                              $20

                       Annualized Fund Operating Expenses:

             Management Fees                               1.50%
             12b-1 Fees                                    None
             Other Expenses*                               0.50%
                                                           ----
             Total Operating Expenses                      2.00%
                                                           ====


The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

*Fees payable under the Administration Agreement between the Fund and the Investment Adviser are fixed at 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

         ___________________________________________________________

The following is an example that illustrates the expenses paid on a $1,000 investment over various time periods assuming (a) 5% annual rate of return and
(b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                     1 Year   3 Years   5 Years   10 Years
                     -------  --------  --------  ---------
                      $30       $73       $118      $243

THE FUND
Berkshire Capital Growth & Value Fund is an open-end, non-diversified portfolio of the Berkshire Capital Investment Trust. The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest. The Trust's registered office is 1209 Orange Street, Wilmington, Delaware 19801. Mail may be addressed to Trust's principal executive office at 475 Milan Drive, #103, San Jose, California 95134-2453.

INVESTMENT OBJECTIVE
Berkshire Capital Growth & Value Fund has the primary objective of long-term capital appreciation through investments in equity securities. The Fund seeks to accomplish this objective by investing primarily in equities of growth companies in sectors offering the potential for above-average returns and/or those companies which the Fund's adviser believes to be undervalued at their current market price, resulting in the potential for capital appreciation. In selecting investments for the Fund, the adviser's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Fundamental analysis by use of dividend and cash flow discounting models are often employed to determine the intrinsic value of a company and then compared to the current share price. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income.

RISK FACTORS
Generally: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

Non-Diversification: The Fund will be operated as a non-diversified investment company and as such, the Fund's shares may be more susceptible to adverse change in value than would be the shares of a diversified investment company.

Concentration: The Fund has adopted the fundamental policy concentrating at least 25% of its assets in the equity securities of companies in the electronic technology industry. Because of such policy, the Fund may be subject to greater risk than that of a fund which is fully diversified among many market sectors.

Inexperience of Investment Adviser: Berkshire Capital Holdings, Inc., the Fund's investment adviser, does not have previous experience as an investment adviser.

PORTFOLIO TURNOVER POLICY
The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

CONCENTRATION AND NON-DIVERSIFICATION POLICY
Concentration: The Fund will concentrate its investments in the equity securities of companies in the electronic technology industry. Concentration requires the Fund to invest 25% or more of the value of its total assets in securities of issuers in a particular industry. Companies in the electronic technology industry shall include businesses which are principally engaged in the development, production, or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices. In some future period or periods, due to adverse economic conditions in the electronic technology industry, the Fund may temporarily have less than 25% of the value of its assets invested in that industry. At such times the adviser may adopt a temporary defensive posture and recommend the Fund invest in money market instruments or U.S. Government securities. As a result of such concentration in the electronic technology industry, the Fund's shares may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries.

Non-Diversification: The Fund is classified as being non-diversified which means that it may not invest more than 25% of its assets in the securities of any one issuer and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is therefore one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions. No more than 30% of the Fund's profits may be derived from securities held less than three months and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase. Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income.
Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Shareholder Purchase Application supplied by the Fund, that your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.

(c)  Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(h)  Invest in companies for the purpose of acquiring control.

(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser individually owns more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(j)  Pledge, mortgage or hypothecate any of its assets.

(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.

(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

(m)  Issue senior securities.

(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of securities of companies in the electronic technology industry.

With respect to fundamental restriction (n) above, companies in the electronic technology industry shall be defined as businesses which are principally engaged in the development, production, or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices.

In connection with its investment objective and policies the Fund may, however, invest in the following types of securities which can involve certain risks:

U.S. Government Securities: The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance.

Bank  Obligations:   The  Fund  may  invest  in  bank  obligations,  including
certificates of deposit, time deposits, banker's acceptances and other short-term obligations of banks, savings and loan associations and other banking institutions.

Warrants: The Fund may purchase warrants, valued at the lower of cost or market, but only to the extent that such purchase does not exceed 5% of the Fund's net assets at the time of purchase. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

INVESTMENT ADVISER
The Fund retains Berkshire Capital Holdings, Inc., at 475 Milan Drive, #103, San Jose, California 95134-2453, as its Investment Adviser. Berkshire Capital Holdings, Inc. (the "Investment Adviser") is a California corporation founded in February 1993. The company is registered as an Investment Adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled and wholly owned by Malcolm R. Fobes III and Dr. Ronald G. Seger. The Investment Adviser does not have any previous advising experience.

Malcolm R. Fobes III has the direct responsibility for the overall strategic management of the Fund's portfolio and its administration. Mr. Fobes founded Berkshire Capital Holdings, Inc. in 1993, has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose State University in California. In addition to founding the company in 1993, Mr. Fobes was also simultaneously retained by Adobe Systems, Inc., a high-technology software development firm, as a technical support engineer from May 1991 to November 1994. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Investment Adviser from November 1994 to present. Dr. Ronald G. Seger has served as Secretary and member of the Board of Directors of the Investment Adviser since September 1996. Both Mr. Fobes and Dr. Seger also serve as Trustees to the Fund.

ADVISORY FEE
The Fund will be managed by Berkshire Capital Holdings, Inc. The Investment Adviser will be paid a fee of 1.5% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Such fee is higher than the fee paid by most other funds. Notwithstanding, the Investment Adviser may at its discretion, forgo sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders.

FUND ADMINISTRATION
In addition to its fee for serving as the Fund's Investment Adviser, Berkshire Capital Holdings, Inc. will receive a fee for serving as the Fund's administrator. The fee will be paid monthly at an annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For such fee, Berkshire Capital Holdings, Inc. will act as the Fund's administrator, transfer agent, custodian, dividend disbursing agent, shareholder servicing agent, and provide virtually all customary services required for Fund operations.

ADVISORY AND ADMINISTRATION AGREEMENTS
On June 26, 1997 the shareholders of the Fund and the Board of Trustees unanimously approved an investment advisory contract (the "Advisory Agreement") and a separate administration contract (the "Administration Agreement") with Berkshire Capital Holdings, Inc. The Advisory Agreement and the Administration Agreement are effective through December 31, 1997. Thereafter, both agreements may be continued for successive periods not to exceed one year, provided that such continuance is specifically approved annually by (a) the Fund's Board of Trustees or (b) vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must be approved by a majority of the Board of Trustees who are not "interested persons" of the Trust (as defined by the 1940 Act) or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, Berkshire Capital Holdings, Inc. will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Fobes, will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Investment Adviser is (i) required to render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

Under the Administration Agreement, the Investment Adviser will render all administrative and supervisory services to the Fund. The Adviser will oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser will also arrange for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. In accordance with the Administration Agreement, the Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Fund will assume all other expenses except to the extent of those paid by the Adviser.

The Investment Adviser assumes and shall pay all ordinary expenses of the Fund. Examples of such expenses include: (a) organizational costs, (b) compensation of the Investment Adviser's personnel, (c) compensation of any of the Fund's trustees, officers or employees who are not interested persons of the Investment Adviser or its affiliates, (d) fees and expenses of registering the Fund's shares under the federal securities laws and of qualifying its shares under applicable state Blue Sky laws, including expenses attendant upon renewing such registrations and qualifications, (e) insurance premiums, (f) fidelity bonds, (g) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (h) outside auditing and ordinary legal expenses, (i) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, (j) costs of printing and distribution of the Fund's Prospectus and other shareholder information to existing shareholders, (k) charges, if any, of custodian and dividend disbursing agent's fees, (l) industry association fees, and (m) costs of independent pricing services and calculation of daily net asset value. The Adviser may, at its discretion, assume any additional expenses ordinarily assumed by the Fund when it determines that such action is in the best interest of the shareholders. Any extraordinary and non-recurring expenses shall be paid by the Fund.

The Investment Adviser may act as an investment adviser and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients besides the Fund.

The Advisory Agreement and the Administration Agreement are terminable on 60 days' written notice, without penalty, by a vote of a majority of the Fund's outstanding shares or by vote of a majority of the Fund's entire Board of Trustees, or by the Investment Adviser on 60 days' written notice, and automatically terminates in the event of its assignment.

MANAGEMENT OF THE FUND
The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of Berkshire Capital Investment Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age, principal occupations during the past five years and ownership of the Fund are as follows:

                         Principal Occupation          Fund Shares    Percent
Name and Address         Past 5 Years                  Owned 7/1/97   of Class
-----------------------  ---------------------------   -------------  --------
*Malcolm R. Fobes III    Trustee;                          7,500       74.6%
475 Milan Drive, #103    President of the Trust;
San Jose, CA 95134       Chairman & CEO
Age: 32                  Berkshire Capital Holdings, Inc.;
                         Technical Support Engineer
                         Adobe Systems, Inc.

*Dr. Ronald G. Seger     Trustee;                          2,500       24.8%
715 Glenborough Drive    Secretary of the Trust;
Mountain View, CA 94041  Principal Owner
Age: 46                  Optometrist Family Practice

**Leland F. Smith        Trustee;                             0          0%
#7 Rocky Mountain Lane   Chairman & CEO
Sunriver, OR 97707       Corporate Asset Strategies, Inc.;
Age: 58                  Chairman & CEO
                         Elesco, Ltd.

***Arthur J. Hopper      Trustee;                             0          0%
634 Orange Avenue        Retired
Los Altos, CA 94022      Real Estate Broker
Age: 72

*Trustees  of  the  Fund who are considered "interested persons" as defined in
Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

**Corporate Asset Strategies, Inc. provides consulting services in the field of corporate real estate management.

***Arthur J. Hopper is the father-in-law to Malcolm R. Fobes III.

REMUNERATION OF OFFICERS AND TRUSTEES
The Fund does not intend to pay fees to the trustees until such time as the Fund's assets exceed $2,500,000; although the Fund will reimburse trustees for their expenses. The Fund does not compensate trustees affiliated with the Investment Adviser except as they may benefit through payment of the Advisory and Administrative fees.

ORGANIZATION AND CAPITAL STRUCTURE
The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an unlimited number of shares of beneficial interest. At present there is only one series authorized by the Trust, which series has been designated as the Berkshire Capital Growth & Value Fund. The Board of Trustees may authorize the creation of an additional series without shareholder approval.

All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected. On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series of shares as separate funds, on issues affecting only a particular fund, the shares of the affected fund will vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund.

The Board of Trustees of the Trust is responsible for managing the business and affairs of the Fund. The Board of Trustees consists of four members:
Malcolm R. Fobes III, Ronald G. Seger, Leland F. Smith and Arthur J. Hopper. As of the date of this offering, all of the outstanding voting shares of the Fund were owned by the following Trustees and other holders of beneficial interest:
                Holders of Interest                 Shares
                ----------------------              ------
                Malcolm R. Fobes III*               7,500
                Ronald G. Seger*                    2,500
                Senator Alan M. Cranston               50

*Malcolm R. Fobes III and Ronald G. Seger are considered control persons as defined in Section 2(a)(9) of the Investment Company Act of 1940.

PURCHASE OF SHARES AND REINVESTMENT
The offering price of the shares offered by the Fund is at the Net Asset Value ("NAV") per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "Pricing of Shares" in this Prospectus. The Fund reserves the right to terminate the offering of the shares made by this Prospectus at any time and to refuse purchase applications when, in the judgement of management, such termination or refusal is in the best interests of the Fund. The Fund also reserves the right to waive initial and subsequent investment minimums and to modify investment minimums generally from time to time. The Fund does not intend to issue share certificates to its shareholders whereby shares of the Fund shall be considered "uncertificated securities" as defined under Rule 17f-1 of the Securities Exchange Act of 1934. The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

Initial Investments: Initial purchase of shares of the Fund may be made by application submitted to the Fund. For the convenience of investors, a Share Purchase Application is provided with this Prospectus. The minimum initial purchase of shares is $5,000 unless investing through the vehicle of an Individual Retirement Account ("IRA"), in which case the minimum initial investment is $2,000. Such initial investment amount is due and payable three
(3) business days after the purchase date. The Fund will be initially registered in California and therefore restricted to California residents at the time of purchase. There will be no solicitation out of the state of California of potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three (3) business days after the purchase date. The minimum is $500, or $200 for an IRA. Less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Full or fractional shares will be issued by the Fund. Fractional shares will be issued to three decimal places as purchased from the Fund. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS
Generally: Shares of the Fund may be purchased directly by existing retirement plans which allow for such investment. Self-employed individuals may purchase shares through properly drafted Keogh plans covering the self-employed individual or eligible employees. An investor should consult with a tax adviser concerning the eligibility or establishment of such plans before investing in shares of the Fund.

Individual Retirement Accounts: Certain individuals may be eligible to establish an Individual Retirement Account (IRA) with the Fund if they meet the applicable requirements of the Internal Revenue Code. Persons who earn compensation and are not covered by a company retirement plan (and, if married,  your  spouse  is  not  covered  by  a  company  retirement plan) may establish IRA accounts using Fund shares. Under such circumstances, annual contributions by individuals, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. If you are married (filing jointly) and each spouse establishes an IRA, each spouse may contribute up to $2,000 to his or her IRA for a year as long as the combined compensation of both spouses for the year is at least $4,000. Contributions to each spousal account are fully deductible under the aforementioned guidelines. IRA contributions may also be tax deductible for individual taxpayers and married couples if covered by a company retirement plan as long as adjusted gross incomes are within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts. You may begin to make non-penalty IRA withdrawals as early as age 59 1/2 or as late as 70 1/2. Most withdrawals from an IRA account before age 59 1/2 are subject to a 10% penalty tax in addition to regular income taxes. In certain situations, withdrawals before age 59 1/2 are not subject to the 10% penalty. For example, in the event of death or disability early withdrawals may be made without penalty. Investors should consult their tax advisers to determine whether they are qualified to take advantage of an IRA and whether an investment in the Fund would be appropriate.

The Board of Trustees has selected Delaware Charter Guarantee & Trust Co. as the Fund's trustee for qualified individuals who wish to establish an IRA account funded with shares of the Fund. Although the Fund does not charge IRA fees itself, there are fees charged by Delaware Charter Guarantee & Trust Co. to open and maintain an IRA account. To establish an IRA account, all prospective applicants are required to complete an IRA application for Delaware Charter Guarantee & Trust Co. A disclosure statement describing the general provisions of the IRA will be forwarded to all prospective applicants as required by U.S. Treasury regulations. All IRAs may be revoked within seven
(7) days of their establishment with no penalty. For more information regarding the establishment of an IRA account, please direct all inquiries to the Fund at its principal office in San Jose, California.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.); Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day,
Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Trustees.

REDEMPTION OF SHARES
The Fund will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth below. Although the Fund does not charge a redemption fee, there is a fee equal to that charged to the Fund by the registered Transfer Agent for processing services, currently $10 regardless of the number of shares redeemed.

All redemption requests should be made to the Fund at its principal office in San Jose, California. The redemption price shall be the net asset value per share next determined after notice in received by the Fund.

If By Mail: Send a written request, signed by all registered owners in the exact names in which they appear on the account indicating the dollar amount or number of shares to be redeemed. Redemption requests by corporations, partnerships, trusts, estates, guardianships, custodial accounts and accounts under court jurisdiction shall be accompanied with all supporting legal documents if required by applicable law. To be in proper form, such redemption requests shall be signed by an authorized officer and must indicate the capacity in which the officer is acting.

If by Telephone: Shareholders who complete the Share Purchase Application provided with this Prospectus may redeem shares of the Fund by telephone if they have elected on the application to do so. The Fund will employ reasonable procedures to confirm that all instructions given by telephone are genuine. Such procedures shall include requiring the caller to provide personal and/or account information for the purpose of establishing the caller's identification and sending a confirmation statement on redemptions to the address of record each time activity is initiated by telephone. As long as the Fund's registered transfer agent follows instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither the Fund nor the registered transfer agent shall be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund's registered transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

Unless the shareholder is known to management, all signatures must be guaranteed by an "eligible guarantor institution" as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. Generally, such institutions include national or state banks, savings and loan associations, credit unions, brokers and dealers which are members of a national securities exchange or a clearing agency and maintain a net capital of at least $100,000, national securities exchanges, registered securities associations, clearing agencies and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion programs. Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing along with the shareholder's signature. A notarized signature will not be sufficient for the request to be in proper form. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing authority of the person seeking to act on behalf of the account.

The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption. Any difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within seven (7) business days provided the shareholder has complied with all the aforementioned requirements. However, if an investor has purchased Fund shares by check and subsequently submits a redemption request, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to fifteen (15) days. The Fund may suspend the right of redemption or postpone the date of payment if; the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Commission has determined that an emergency exists, thereby making disposal of fund securities or valuation of net assets not reasonably practicable, or for such other periods as the Commission may permit. The Fund intends to make payments in cash, however, if the Board of Trustees believes that economic conditions exist which would make such practice detrimental to the best interests of the Fund, redemption may be accomplished through distribution of portfolio securities of the Fund. The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Under the terms of the Advisory Agreement, the Adviser is authorized to employ all brokers to execute orders for the purchase and sale of portfolio securities on behalf of the Fund. The Adviser will use its best judgement in determining which broker can provide the best net price and execution. The selected broker shall be required to provide prompt and reliable execution at a reasonably competitive price. The Adviser may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, will produce a direct benefit to the Fund or assist the Adviser in carrying out its responsibilities to the Fund. Such information and services shall include economic studies, industry studies, statistical analysis, corporate reports and quotations necessary to determine the value of the Fund's net assets. No effort is made to determine the value of these services or the amount they might have reduced the expenses of the Adviser. Other than as set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Trustees will evaluate and review the reasonableness of brokerage commissions paid semiannually.

SHAREHOLDERS MEETINGS
Annual meetings of shareholders will not be held unless called by the shareholders pursuant to Delaware Business Trust Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the shareholders may be held from time to time when called upon by
(i) the Chairman of the Board of Trustees, if one exists, the President and two or more trustees, (ii) by one or more shareholders holding ten percent or more of the shares entitled to vote on matters presented to the meeting, or
(iii) if the annual meeting is not held within any thirteen month period, upon application of any shareholder, a court of competent jurisdiction may summarily order that such meeting be held. In addition, the 1940 Act requires a shareholder vote on all investment advisory contracts and amendments thereto. Shareholder inquiries should be directed to the Fund's principal office at 475 Milan Drive, #103, San Jose, California 95134-2453.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing audited financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

CUSTODIAN AND TRANSFER AGENT
The Fund acts as its own Custodian. Berkshire Capital Holdings, Inc. serves as the Fund's Administrator, Registered Transfer Agent, Dividend Paying Agent and Shareholder Servicing Agent.

AUDITORS
Meredith, Cardozo & Lanz LLP, independent certified public accountants, 97 South Second Street, Suite 100, San Jose, California 95113, have been selected as the auditor of the Fund. Meredith, Cardozo & Lanz LLP has no direct or indirect financial interest in the Fund or the Adviser.

LEGAL OPINION
The  legality  of  the  shares  offered hereby have been passed upon by Hall &
Evans,  L.L.C.,  1200  Seventeenth  Street,  Suite  1700,   Denver,   Colorado
80202-5800.

LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on cover of this Prospectus.

                              INVESTMENT ADVISER
                       Berkshire Capital Holdings, Inc.
                             475 Milan Drive, #103
                        San Jose, California 95134-2453

                             INDEPENDENT AUDITORS
                         Meredith, Cardozo & Lanz LLP
                            97 South Second Street,
                                  Suite 100,
                          San Jose, California 95113

                                 LEGAL COUNSEL
                             Hall & Evans, L.L.C.
                           1200 Seventeenth Street,
                                  Suite 1700,
                          Denver, Colorado 80202-5800

TABLE OF CONTENTS
Fund Expenses                                  2
The Fund                                       3
Investment Objective                           3
Risk Factors                                   3
Portfolio Turnover Policy                      3
Concentration and Non-Diversification Policy   4
Tax Status                                     4
Investment Restrictions                        5
Investment Adviser                             6
Advisory Fee                                   6
Fund Administration                            6
Advisory and Administration Agreements         7
Management of the Fund                         8
Remuneration of Officers and Trustees          8
Organization and Capital Structure             9
Purchase of Shares and Reinvestment            9
Retirement Plans                              10
Pricing of Shares                             11
Redemption of Shares                          11
Brokerage                                     12
Shareholders Meetings                         12
Reports to Shareholders                       13
Custodian and Transfer Agent                  13
Auditors                                      13
Legal Opinion                                 13
Litigation                                    13
Additional Information                        13



                                  PROSPECTUS
                     BERKSHIRE CAPITAL GROWTH & VALUE FUND
                             475 Milan Drive, #103
                        San Jose, California 95134-2453
                                (408) 526-0707


                                 July 1, 1997


The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities. The Fund seeks to accomplish this objective by investing primarily in equities of growth companies in sectors offering the potential for above-average returns and/or those companies which the Fund's adviser believes to be undervalued at their current market price, resulting in the potential for capital appreciation. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income.

                     BERKSHIRE CAPITAL GROWTH & VALUE FUND
                             475 Milan Drive, #103
                        San Jose, California 95134-2453
                                (408) 526-0707


                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                 July 1, 1997


This Statement of Additional Information is not a Prospectus, but is to be read in conjunction with the Prospectus for Berkshire Capital Growth & Value Fund dated July 1, 1997 (the "Prospectus"). To obtain the Prospectus, please write or call the Fund at the address or phone number referenced above.

                               TABLE OF CONTENTS
The Fund                                                                2
Investment Objective                                                    2
Risk Factors                                                            2
     Generally                                                          2
     Non-Diversification                                                2
     Concentration                                                      2
     Inexperience of Investment Adviser                                 2
Portfolio Turnover Policy                                               2
Concentration and Non-Diversification Policy                            3
     Concentration                                                      3
     Non-Diversification                                                3
Tax Status                                                              3
Investment Restrictions                                                 4
Investment Adviser                                                      5
Advisory Fee                                                            5
Fund Administration                                                     5
Advisory and Administration Agreements                                  6
Management of the Fund                                                  7
Remuneration of Officers and Trustees                                   7
Organization and Capital Structure                                      8
Purchase of Shares and Reinvestment                                     8
     Initial Investments                                                8
     Subsequent Purchases                                               8
     Reinvestments                                                      8
     Fractional Shares                                                  8
Retirement Plans                                                        9
     Generally                                                          9
     Individual Retirement Account                                      9
Pricing of Shares                                                       9
Redemption of Shares                                                    9
Brokerage                                                              11
Financial Statements                                                   11
Miscellaneous Information                                              11

Appendix:
Independent Auditor's Report                                           1A
Statement of Assets & Liabilities                                      2A
Notes to Statement of Assets and Liabilities                           2A
     Organization and Significant Accounting Policies                  2A
     Related Party Transactions                                        3A
     Capital Stock and Distribution                                    3A

THE FUND
Berkshire Capital Growth & Value Fund (the "Fund") is an open-end, non-diversified portfolio of the Berkshire Capital Investment Trust (the "Trust"). The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest. The Trust's registered office is 1209 Orange Street, Wilmington, Delaware 19801. Mail may be addressed to Trust's principal executive office at 475 Milan Drive, #103, San Jose, California 95134-2453.

INVESTMENT OBJECTIVE
Berkshire Capital Growth & Value Fund has the primary objective of long-term capital appreciation through investments in equity securities. The Fund seeks to accomplish this objective by investing primarily in equities of growth companies in sectors offering the potential for above-average returns and/or those companies which the Fund's adviser believes to be undervalued at their current market price, resulting in the potential for capital appreciation. In selecting investments for the Fund, the adviser's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Fundamental analysis by use of dividend and cash flow discounting models are often employed to determine the intrinsic value of a company and then compared to the current share price. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income.

RISK FACTORS
Generally: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

Non-Diversification: The Fund will be operated as a non-diversified investment company and as such, the Fund's shares may be more susceptible to adverse change in value than would be the shares of a diversified investment company.

Concentration: The Fund has adopted the fundamental policy of concentrating at least 25% of its assets in the equity securities of companies in the electronic technology industry. Because of such policy, the Fund may be subject to greater risk than that of a fund which is fully diversified among many market sectors.

Inexperience of Investment Adviser: Berkshire Capital Holdings, Inc., the Fund's investment adviser, does not have previous experience as an investment adviser.

PORTFOLIO TURNOVER POLICY
The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

CONCENTRATION AND NON-DIVERSIFICATION POLICY
Concentration: The Fund will concentrate its investments in the equity securities of companies in the electronic technology industry. Concentration requires the Fund to invest 25% or more of the value of its total assets in securities of issuers in a particular industry. Companies in the electronic technology industry shall include businesses which are principally engaged in the development, production, or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices. In some future period or periods, due to adverse economic conditions in the electronic technology industry, the Fund may temporarily have less than 25% of the value of its assets invested in that industry. At such times the adviser may adopt a temporary defensive posture and recommend the Fund invest in money market instruments or U.S. Government securities. As a result of such concentration in the electronic technology industry, the Fund's shares may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries.

Non-Diversification: The Fund is classified as being non-diversified which means that it may not invest more than 25% of its assets in the securities of any one issuer and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is therefore one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions. No more than 30% of the Fund's profits may be derived from securities held less than three months and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase. Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income.
Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Shareholder Purchase Application supplied by the Fund, that your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.

(c)  Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(h)  Invest in companies for the purpose of acquiring control.

(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser individually owns more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(j)  Pledge, mortgage or hypothecate any of its assets.

(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.

(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

(m)  Issue senior securities.

(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of securities of companies in the electronic technology industry.

With respect to fundamental restriction (n) above, companies in the electronic technology industry shall be defined as businesses which are principally engaged in the development, production, or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices.

In connection with its investment objective and policies the Fund may, however, invest in the following types of securities which can involve certain risks:

U.S. Government Securities: The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance.

Bank  Obligations:   The  Fund  may  invest  in  bank  obligations,  including
certificates of deposit, time deposits, banker's acceptances and other short-term obligations of banks, savings and loan associations and other banking institutions.

Warrants: The Fund may purchase warrants, valued at the lower of cost or market, but only to the extent that such purchase does not exceed 5% of the Fund's net assets at the time of purchase. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

INVESTMENT ADVISER
The Fund retains Berkshire Capital Holdings, Inc., at 475 Milan Drive, #103, San Jose, California 95134-2453, as its Investment Adviser. Berkshire Capital Holdings, Inc. (the "Investment Adviser") is a California corporation founded in February 1993. The company is registered as an Investment Adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled and wholly owned by Malcolm R. Fobes III and Dr. Ronald G. Seger. The Investment Adviser does not have any previous advising experience.

Malcolm R. Fobes III has the direct responsibility for the overall strategic management of the Fund's portfolio and its administration. Mr. Fobes founded Berkshire Capital Holdings, Inc. in 1993, has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose State University in California. In addition to founding the company in 1993, Mr. Fobes was also simultaneously retained by Adobe Systems, Inc., a high-technology software development firm, as a technical support engineer from May 1991 to November 1994. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Investment Adviser from November 1994 to present. Dr. Ronald G. Seger has served as Secretary and member of the Board of Directors of the Investment Adviser since September 1996. Both Mr. Fobes and Dr. Seger also serve as Trustees to the Fund.

ADVISORY FEE
The Fund will be managed by Berkshire Capital Holdings, Inc. The Investment Adviser will be paid a fee of 1.5% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Such fee is higher than the fee paid by most other funds. Notwithstanding, the Investment Adviser may at its discretion, forgo sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders.

FUND ADMINISTRATION
In addition to its fee for serving as the Fund's Investment Adviser, Berkshire Capital Holdings, Inc. will receive a fee for serving as the Fund's administrator. The fee will be paid monthly at an annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For such fee, Berkshire Capital Holdings, Inc. will act as the Fund's administrator, transfer agent, custodian, dividend disbursing agent, shareholder servicing agent, and provide virtually all customary services required for Fund operations.

ADVISORY AND ADMINISTRATION AGREEMENTS
On June 26, 1997 the shareholders of the Fund and the Board of Trustees unanimously approved an investment advisory contract (the "Advisory Agreement") and a separate administration contract (the "Administration Agreement") with Berkshire Capital Holdings, Inc. The Advisory Agreement and the Administration Agreement are effective through December 31, 1997. Thereafter, both agreements may be continued for successive periods not to exceed one year, provided that such continuance is specifically approved annually by (a) the Fund's Board of Trustees or (b) vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must be approved by a majority of the Board of Trustees who are not "interested persons" of the Trust (as defined by the 1940 Act) or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, Berkshire Capital Holdings, Inc. will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Fobes, will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Investment Adviser is (i) required to render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

Under the Administration Agreement, the Investment Adviser will render all administrative and supervisory services to the Fund. The Adviser will oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser will also arrange for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. In accordance with the Administration Agreement, the Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Fund will assume all other expenses except to the extent of those paid by the Adviser.

The Investment Adviser assumes and shall pay all ordinary expenses of the Fund. Examples of such expenses include: (a) organizational costs, (b) compensation of the Investment Adviser's personnel, (c) compensation of any of the Fund's trustees, officers or employees who are not interested persons of the Investment Adviser or its affiliates, (d) fees and expenses of registering the Fund's shares under the federal securities laws and of qualifying its shares under applicable state Blue Sky laws, including expenses attendant upon renewing such registrations and qualifications, (e) insurance premiums, (f) fidelity bonds, (g) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (h) outside auditing and ordinary legal expenses, (i) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, (j) costs of printing and distribution of the Fund's Prospectus and other shareholder information to existing shareholders, (k) charges, if any, of custodian and dividend disbursing agent's fees, (l) industry association fees, and (m) costs of independent pricing services and calculation of daily net asset value. The Adviser may, at its discretion, assume any additional expenses ordinarily assumed by the Fund when it determines that such action is in the best interest of the shareholders. Any extraordinary and non-recurring expenses shall be paid by the Fund.

The Investment Adviser may act as an investment adviser and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients besides the Fund.

The Advisory Contract and the Administration Agreement are terminable on 60 days' written notice, without penalty, by a vote of a majority of the Fund's outstanding shares or by vote of a majority of the Fund's entire Board of Trustees, or by the Investment Adviser on 60 days' written notice, and automatically terminates in the event of its assignment.

MANAGEMENT OF THE FUND
The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of Berkshire Capital Investment Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age, principal occupations during the past five years and ownership of the Fund are as follows:

                         Principal Occupation          Fund Shares    Percent
Name and Address         Past 5 Years                  Owned 7/1/97   of Class
-----------------------  ---------------------------   -------------  --------
*Malcolm R. Fobes III    Trustee;                          7,500       74.6%
475 Milan Drive, #103    President of the Trust;
San Jose, CA 95134       Chairman & CEO
Age: 32                  Berkshire Capital Holdings, Inc.;
                         Technical Support Engineer
                         Adobe Systems, Inc.

*Dr. Ronald G. Seger     Trustee;                          2,500       24.8%
715 Glenborough Drive    Secretary of the Trust;
Mountain View, CA 94041  Principal Owner
Age: 46                  Optometrist Family Practice

**Leland F. Smith        Trustee;                             0          0%
#7 Rocky Mountain Lane   Chairman & CEO
Sunriver, OR 97707       Corporate Asset Strategies, Inc.;
Age: 58                  Chairman & CEO
                         Elesco, Ltd.

***Arthur J. Hopper      Trustee;                             0          0%
634 Orange Avenue        Retired
Los Altos, CA 94022      Real Estate Broker
Age: 72

*Trustees  of  the  Fund who are considered "interested persons" as defined in
Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

**Corporate Asset Strategies, Inc. provides consulting services in the field of corporate real estate management.

***Arthur J. Hopper is the father-in-law to Malcolm R. Fobes III.

REMUNERATION OF OFFICERS AND TRUSTEES
The Fund does not intend to pay fees to the trustees until such time as the Fund's assets exceed $2,500,000; although the Fund will reimburse trustees for their expenses. The Fund does not compensate trustees affiliated with the Investment Adviser except as they may benefit through payment of the Advisory and Administrative fees.

ORGANIZATION AND CAPITAL STRUCTURE
The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an unlimited number of shares of beneficial interest. At present there is only one series authorized by the Trust, which series has been designated as the Berkshire Capital Growth & Value Fund. The Board of Trustees may authorize the creation of an additional series without shareholder approval.

All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected. On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series of shares as separate funds, on issues affecting only a particular fund, the shares of the affected fund will vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund.

The Board of Trustees of the Trust is responsible for managing the business and affairs of the Fund. The Board of Trustees consists of four members:
Malcolm R. Fobes III, Ronald G. Seger, Leland F. Smith and Arthur J. Hopper. As of the date of this offering, all of the outstanding voting shares of the Fund were owned by the following Trustees and other holders of beneficial interest:
                Holders of Interest                 Shares
                ----------------------              ------
                Malcolm R. Fobes III*               7,500
                Ronald G. Seger*                    2,500
                Senator Alan M. Cranston               50

*Malcolm R. Fobes III and Ronald G. Seger are considered control persons as defined in Section 2(a)(9) of the Investment Company Act of 1940.

PURCHASE OF SHARES AND REINVESTMENT
The offering price of the shares offered by the Fund is at the Net Asset Value ("NAV") per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "Pricing of Shares" in this Prospectus. The Fund reserves the right to terminate the offering of the shares made by this Prospectus at any time and to refuse purchase applications when, in the judgement of management, such termination or refusal is in the best interests of the Fund. The Fund also reserves the right to waive initial and subsequent investment minimums and to modify investment minimums generally from time to time. The Fund does not intend to issue share certificates to its shareholders whereby shares of the Fund shall be considered "uncertificated securities" as defined under Rule 17f-1 of the Securities Exchange Act of 1934. The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

Initial Investments: Initial purchase of shares of the Fund may be made by application submitted to the Fund. For the convenience of investors, a Share Purchase Application is provided with the Prospectus. The minimum initial purchase of shares is $5,000 unless investing through the vehicle of an Individual Retirement Account ("IRA"), in which case the minimum initial investment is $2,000. Such initial investment amount is due and payable three
(3) business days after the purchase date. The Fund will be initially registered in California and therefore restricted to California residents at the time of purchase. There will be no solicitation out of the state of California of potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three (3) business days after the purchase date. The minimum is $500, or $200 for an IRA. Less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Full or fractional shares will be issued by the Fund. Fractional shares will be issued to three decimal places as purchased from the Fund. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT  PLANS
Generally: Shares of the Fund may be purchased directly by existing retirement plans which allow for such investment. Self-employed individuals may purchase shares through properly drafted Keogh plans covering the self-employed individual or eligible employees. An investor should consult with a tax adviser concerning the eligibility or establishment of such plans before investing in shares of the Fund.

Individual Retirement Accounts: Certain individuals may be eligible to establish an Individual Retirement Account (IRA) with the Fund if they meet the applicable requirements of the Internal Revenue Code. Persons who earn compensation and are not covered by a company retirement plan (and, if married,  your  spouse  is  not  covered  by  a  company  retirement plan) may establish IRA accounts using Fund shares. Under such circumstances, annual contributions by individuals, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. If you are married (filing jointly) and each spouse establishes an IRA, each spouse may contribute up to $2,000 to his or her IRA for a year as long as the combined compensation of both spouses for the year is at least $4,000. Contributions to each spousal account are fully deductible under the aforementioned guidelines. IRA contributions may also be tax deductible for individual taxpayers and married couples if covered by a company retirement plan as long as adjusted gross incomes are within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts. You may begin to make non-penalty IRA withdrawals as early as age 59 1/2 or as late as 70 1/2. Most withdrawals from an IRA account before age 59 1/2 are subject to a 10% penalty tax in addition to regular income taxes. In certain situations, withdrawals before age 59 1/2 are not subject to the 10% penalty. For example, in the event of death or disability early withdrawals may be made without penalty. Investors should consult their tax advisers to determine whether they are qualified to take advantage of an IRA and whether an investment in the Fund would be appropriate.

The Board of Trustees has selected Delaware Charter Guarantee & Trust Co. as the Fund's trustee for qualified individuals who wish to establish an IRA account funded with shares of the Fund. Although the Fund does not charge IRA fees itself, there are fees charged by Delaware Charter Guarantee & Trust Co. to open and maintain an IRA account. To establish an IRA account, all prospective applicants are required to complete an IRA application for Delaware Charter Guarantee & Trust Co. A disclosure statement describing the general provisions of the IRA will be forwarded to all prospective applicants as required by U.S. Treasury regulations. All IRAs may be revoked within seven
(7) days of their establishment with no penalty. For more information regarding the establishment of an IRA account, please direct all inquiries to the Fund at its principal office in San Jose, California.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.); Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day,
Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Trustees.

REDEMPTION OF SHARES
The Fund will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth below. Although the Fund does not charge a redemption fee, there is a fee equal to that charged to the Fund by the registered Transfer Agent for processing services, currently $10 regardless of the number of shares redeemed.

All redemption requests should be made to the Fund at its principal office in San Jose, California. The redemption price shall be the net asset value per share next determined after notice in received by the Fund.

If By Mail: Send a written request, signed by all registered owners in the exact names in which they appear on the account indicating the dollar amount or number of shares to be redeemed. Redemption requests by corporations, partnerships, trusts, estates, guardianships, custodial accounts and accounts under court jurisdiction shall be accompanied with all supporting legal documents if required by applicable law. To be in proper form, such redemption requests shall be signed by an authorized officer and must indicate the capacity in which the officer is acting.

If by Telephone: Shareholders who complete the Share Purchase Application provided with this Prospectus may redeem shares of the Fund by telephone if they have elected on the application to do so. The Fund will employ reasonable procedures to confirm that all instructions given by telephone are genuine. Such procedures shall include requiring the caller to provide personal and/or account information for the purpose of establishing the caller's identification and sending a confirmation statement on redemptions to the address of record each time activity is initiated by telephone. As long as the Fund's registered transfer agent follows instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither the Fund nor the registered transfer agent shall be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund's registered transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

Unless the shareholder is known to management, all signatures must be guaranteed by an "eligible guarantor institution" as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. Generally, such institutions include national or state banks, savings and loan associations, credit unions, brokers and dealers which are members of a national securities exchange or a clearing agency and maintain a net capital of at least $100,000, national securities exchanges, registered securities associations, clearing agencies and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion programs. Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing along with the shareholder's signature. A notarized signature will not be sufficient for the request to be in proper form. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing authority of the person seeking to act on behalf of the account.

The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption. Any difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes. Payment by the Fund will ordinarily be made within seven (7) business days provided the shareholder has complied with all the aforementioned requirements. However, if an investor has purchased Fund shares by check and subsequently submits a redemption request, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to fifteen (15) days. The Fund may suspend the right of redemption or postpone the date of payment if; the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Commission has determined that an emergency exists, thereby making disposal of fund securities or valuation of net assets not reasonably practicable, or for such other periods as the Commission may permit. The Fund intends to make payments in cash, however, if the Board of Trustees believes that economic conditions exist which would make such practice detrimental to the best interests of the Fund, redemption may be accomplished through distribution of portfolio securities of the Fund. The Fund and the Investment Adviser may enter into arrangements with brokerage firms and financial institutions under which shares of the Fund may be purchased or sold. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Under the terms of the Advisory Agreement, the Adviser is authorized to employ all brokers to execute orders for the purchase and sale of portfolio securities on behalf of the Fund. The Adviser will use its best judgement in determining which broker can provide the best net price and execution. The selected broker shall be required to provide prompt and reliable execution at a reasonably competitive price. The Adviser may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, will produce a direct benefit to the Fund or assist the Adviser in carrying out its responsibilities to the Fund. Such information and services shall include economic studies, industry studies, statistical analysis, corporate reports and quotations necessary to determine the value of the Fund's net assets. No effort is made to determine the value of these services or the amount they might have reduced the expenses of the Adviser. Other than as set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Trustees will evaluate and review the reasonableness of brokerage commissions paid semiannually.

FINANCIAL STATEMENTS
The audited statement of assets and liabilities of the Fund as of June 12, 1997 is attached as an Appendix to this Statement of Additional Information.

MISCELLANEOUS INFORMATION
This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The registration statement, including exhibits filed therewith, may be examined at the offices of the Commission in Washington D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                         MEREDITH, CARDOZO & LANZ LLP
                         Certified Public Accountants
                       97 South Second Street, Suite 100
                          San Jose, California 95113
                                (408) 278-0220



                         INDEPENDENT AUDITOR'S REPORT




To the Shareholders and
Board of Trustees
Berkshire Capital Investment Trust:


We have audited the statement of assets and liabilities of Berkshire Capital Investment Trust (comprising the Berkshire Capital Growth & Value Fund) as of June 12, 1997. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Berkshire Capital Investment Trust as of June 12, 1997, in conformity with generally accepted accounting principles.

                                   Meredith, Cardozo & Lanz LLP

San Jose, California
June 18, 1997
















                                     -1A-

                      Berkshire Capital Investment Trust
                      Statement of Assets and Liabilities
                                 June 12, 1997

                                                          Berkshire Capital
                                                         Growth & Value Fund
                                                        ----------------------
ASSETS:
Cash in Bank                                                   $100,500

Total Assets                                                   $100,500

NET ASSETS                                                     $100,500

NET ASSETS CONSIST OF: Paid in Capital                         $100,500

OUTSTANDING SHARES:                                             10,050

NET ASSET VALUE PER SHARE                                        $10

OFFERING PRICE PER SHARE                                         $10


                      Berkshire Capital Investment Trust
               Notes to the Statement of Assets and Liabilities
                                 June 12, 1997


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization: The Berkshire Capital Investment Trust (the "Trust") was organized as a business trust under the laws of the state of Delaware on November 25, 1996. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $1.00 per share. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are freely transferable. The Berkshire Capital Growth & Value Fund is an open-end non-diversified portfolio of the Berkshire Capital Investment Trust.

The Trust has no transactions other than those matters relating to its organization and registration as an open-end, non-diversified management investment company under the Investment Company Act of 1940, its securities under the Securities Act of 1933, and the sale of 10,050 shares of the Berkshire Capital Growth & Value Fund to its initial investors on June 12, 1997.

Significant Accounting Policies: Accounting policies consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles and include:

(a) Security valuations: The Trust values investment securities, where market quotations are available, at market value based on the last recorded sales prices as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short-term investments are valued at cost, approximating market value.

(b) Federal income taxes: The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c)  Distribution  to  shareholders:   The  Trust  intends  to  distribute  to
shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

                                     -2A-

(d) Organizational costs and registration fees: Initial organizational costs and registration fees were all borne by the Investment Adviser.

(e) Other: The Trust records security transactions on the trade date. Specific identification is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is accrued daily on the cash balance maintained in an account at the rate of interest in effect at the first of each month. Advisory and Administrative fees are accrued each calendar day (including weekends and holidays) at a rate of 1.5% per annum of the net assets as stipulated in the Advisory Agreement and 0.50% per annum of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion as stipulated in the Administration Agreement.

NOTE 2 - RELATED PARTY TRANSACTIONS:
The Trust has an Investment Advisory Agreement and a separate Administration Agreement with Berkshire Capital Holdings, Inc. Under the terms of the Investment Advisory Agreement, Berkshire Capital Holdings, Inc. will receive a fee of 1.5% per year on the net assets of the Fund. Under the Administration Agreement, Berkshire Capital Holdings, Inc. will receive a fee of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

Berkshire Capital Holdings, Inc. is owned and controlled by the same individuals who have organized the Trust. The Investment Advisory Agreement and the Administration Agreement has been approved by the Board of Trustees of the Fund including the disinterested parties.

NOTE 3 - CAPITAL STOCK AND DISTRIBUTION:
As of June 12, 1997 an indefinite number of shares were authorized and paid-in capital amounted to $100,500 for the Berkshire Capital Growth & Value Fund. Transactions in capital stock were as follows:

                                                          Berkshire Capital
                                                         Growth & Value Fund
                                                        ----------------------
Shares Sold                                                    10,050

Shares Redeemed                                                  0

Net Increase                                                   10,050

Shares Outstanding at Beginning of Period                        0

Shares Outstanding at End of Period                            10,050














                                     -3A-

                                   FORM N-1A
                          PART C - OTHER INFORMATION



Item 24. Financial Statements and Exhibits

     (a) Financial Statements

          (1) Financial statements are presented in Part B.

          These include:
          Independent Auditor's Report dated June 18, 1997
          Statement of Assets and Liabilities as of June 12, 1997
          Notes to Statement of Assets and Liabilities as of June 12, 1997

     (b) Exhibits

          Exhibit No.          Description
          -----------          -----------
            99.1               Certificate of Trust -
                               Berkshire Capital Investment Trust

            99.2 Certificate of Amendment of Certificate of Trust Berkshire Capital Investment Trust

            99.3               Declaration of Trust -
                               Berkshire Capital Investment Trust

            99.4 Certificate of Consent of the Trustees of the Berkshire Capital Investment Trust

            99.5               Investment Advisory Agreement
            99.6               Administration Agreement
            99.7               Transfer Agent Agreement
            99.8               Subscription Agreements
            99.9               Reimbursement Agreement
            99.10              Consent of Independent Auditors
            99.11              Opinion and Consent of Hall & Evans, L.L.C.



Item 25. Control Persons
         Not Applicable.


Item 26. Number of Shareholders
           Title of Class                 Number of Record Holders
           ---------------                --------------------------
Berkshire Capital Growth & Value Fund     Three as of June 12, 1997

Item 27. Indemnification

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Berkshire Capital Investment Trust (the "Trust") (Exhibit 99.3) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2,
1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still in the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Investment Advisory and Administration Agreement under the headings "Limitation of Liability" which are identical to those in the Declaration of Trust noted above.


Item  28. Activities of Investment Adviser
          Berkshire Capital Holdings, Inc. activity at the present time is performance on its Investment Advisory Contract and Administration Agreement currently effective with the Berkshire Capital Investment Trust. Malcolm R. Fobes III has the principal occupation of, owner, officer and director of Berkshire Capital Holdings, Inc.


Item  29. Principal Underwriter
          The Fund acts as its own underwriter.


Item  30. Location of Accounts and Records
          All fund records are held at the Trust's principal executive offices at 475 Milan Drive, #103, San Jose, California 95134-2453 with the exception of security certifications which are held in a safe deposit box at the Bank of Los Altos, 4546 El Camino at San Antonio, Los Altos, California 94022.

Item  31. Management Services
          Not Applicable


Item  32. Undertakings
          The Registrant undertakes to file with the Securities and Exchange Commission (the "Commission") an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 pursuant to Section 14(a)(3) of the 1940 Act.

          The Registrant undertakes to file with the Commission a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months of the effective date hereof.

          The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and State of California, on the 7th day of January, 1997.


                                    Berkshire Capital Investment Trust

                                           /s/ Malcolm R. Fobes III
                                  By:  __________________________________
                                        Malcolm R. Fobes III, President




Pursuant to the requirements of the Securities Act of 1933, this registration Statement has been signed below by the following persons in the capacities and on the dates(s) indicated.

/s/ Malcolm R. Fobes III        Trustee; President of the Trust        6/26/97

/s/ Ronald G. Seger             Trustee; Secretary of the Trust        6/26/97

/s/ Leland F. Smith             Trustee                                6/26/97

/s/ Arthur J. Hopper            Trustee                                6/26/97

                                    EXHIBITS


 Exhibit No.                       Description                             Page
 -----------                       -----------                             ----
    99.1             Certificate of Trust -
                     Berkshire Capital Investment Trust                     1A

    99.2             Certificate of Amendment of Certificate of Trust
                     Berkshire Capital Investment Trust                     2A

    99.3             Declaration of Trust -
                     Berkshire Capital Investment Trust                     3A

    99.4             Certificate of Consent of the Trustees of the
                     Berkshire Capital Investment Trust                     4A

    99.5             Investment Advisory Agreement                          5A

    99.6             Administration Agreement                               6A

    99.7             Transfer Agent Agreement                               7A

    99.8             Subscription Agreements                                8A

    99.9             Reimbursement Agreement                                9A

    99.10            Consent of Independent Auditors                       10A

    99.11            Opinion and Consent of Hall & Evans, L.L.C.           11A